General Information - Details of Consolidated Subsidiaries (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2024 Subsidiaries
Subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	50.00%
Senex Holdings PTY LTD [member]
Disclosure of subsidiaries [line items]
Number of subsidiaries	19